Revenue Disaggregation	12 Months Ended
Dec. 31, 2023
Revenue Disaggregation
Revenue Disaggregation

18. Revenue Disaggregation

Revenue by timing of recognition is analyzed as follows:

	For the Year Ended December 31,
	2021	2022	2023
Revenue recognized at a point in time	26,917,836	45,150,485	123,623,481
Including: Vehicle sales	26,128,469	44,106,434	120,294,667
Other sales and services	789,367	1,044,051	3,328,814
Revenue recognized over time	91,943	136,331	227,851
Total	27,009,779	45,286,816	123,851,332

Revenues arising from vehicle sales are recognized at a point in time when the control of the products are transferred to the users. Revenues from other sales and services which are recognized at a point in time primarily include (i) sales and installment of charging stalls, (ii) sales of goods from online store and accessories, (iii) non-warranty after-sales services, (iv) commission service fee and (v) certain services under the Li Plus Membership. In such instances, revenues are recognized at a point in time when the control of the products and services are transferred to the users.

Certain revenue arising from other sales and services is recognized over time, primarily including vehicle internet connection services, FOTA upgrades and certain services under the Li Plus Membership.